Operating leases	12 Months Ended
Dec. 31, 2018
Leases1 [Abstract]
Operating leases
Finance lease liability:
The Corporation leases its head office building under finance lease agreements. The finance lease has an imputed interest rate of 7.35% per annum and expires in February 2025.
Finance lease liabilities are payable as follows:

	December 31,	December 31,
	2018	2017
Building lease	$631	$638
Machinery lease	—	14
Finance lease liability, current	$631	$652

Building lease	$5,064	$6,191
Machinery lease	—	38
Finance lease liability, non-current	$5,064	$6,229

	Future minimum		Present value of minimum lease
At December 31, 2018	lease payments	Interest	payments
Less than one year	$1,023	$392	$631
Between one and five years	4,710	960	3,750
More than five years	1,374	60	1,314
	$7,107	$1,412	$5,695

Current			$631
Non-current			5,064
			$5,695

17.	Finance lease liability (cont'd):

	Future minimum		Present value of minimum lease
At December 31, 2017	lease payments	Interest	payments
Less than one year	$1,127	$475	$652
Between one and five years	4,992	1,323	3,669
More than five years	2,774	214	2,560
	$8,893	$2,012	$6,881

Current			$652
Non-current			6,229
			$6,881

The finance lease liability consists primarily of the lease of the Corporation's head office building of $5,695,000 (2017 - $6,829,000) and machinery leased by its subsidiary, Protonex of $nil (2017 - $52,000).
Deferred gains were also recorded on closing of the finance lease agreement and are amortized over the finance lease term. At December 31, 2018, the outstanding deferred gain was $2,566,000 (2017 – $2,982,000).
Operating leases:
In addition to other minor operating leases, the Corporation leases a facility at its Burnaby, Canada location (which has been assessed as an operating lease). This facility had a lease term expiring in 2019 which was extended to 2027 under a lease extension and modification agreement signed in December 2017. During 2018, lease payments of $2,144,000 relating to this lease were expensed (2017 - $2,107,000).
At December 31, 2018, the Corporation is committed to payments under all operating leases as follows:

Less than 1 year	$2,335
1-3 years	4,436
4-5 years	4,148
Thereafter	6,851
Total minimum lease payments	$17,770